Other Payables (Details) - Schedule of other payables ₪ in Thousands, $ in Thousands		Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of other payables [Abstract]
Employees and payroll accruals	[1]	₪ 810	$ 252	₪ 877
Accrued expenses		1,391	432	2,025
Other		27	9	178
Other payables		₪ 2,228	$ 693	₪ 3,080

[1]	Balance includes related parties (The Company’s CEO and the Chairman of the Board of Directors).